Income taxes - Income/(loss) before income taxes, Income tax expenses and Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended						36 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income taxes
Uniform tax rate (as a percent)	25.00%	25.00%	25.00%
Preferential income tax rate as an ANTE	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Preferential income tax rate, renewal period	3 years
Withholding tax rate maximum on distribution of profits of FIEs (as a percent)	10.00%
Withholding tax on appropriation of dividend for reinvestment purpose (as a percent)	10.00%
Withholding tax paid and recorded as income tax expenses	¥ 21,064
Undistributed earnings deferred tax liability	0	¥ 0							¥ 0
Cumulative undistributed earnings of the Company's PRC subsidiaries intended to be permanently reinvested	5,710,074	5,248,874							5,248,874
Amount of the unrecognized deferred tax liability on the permanently reinvested earnings	571,007	524,887							524,887
Components of income/(loss) before income taxes
Income/(loss) before income taxes	398,595	842,911	¥ 771,802
Income tax expenses:
Total current income tax expense	(137,570)	(207,645)	(253,980)
Total deferred tax benefit	39,100	84,344	96,648
Total income tax expenses	(98,470)	(123,301)	(157,332)
Temporary differences:
Amortization of intangible assets	415	510							510
Accrued warranty costs	122,891	94,856							94,856
Accrued expenses	42,115	52,550							52,550
Net loss carried forward	244,170	251,862							251,862
Depreciation of property, plant and equipment	138,255	127,221							127,221
Inventory write-down	26,819	34,461							34,461
Allowance for doubtful accounts	43,662	30,650							30,650
Allowance for advance to suppliers	2,065	3,108							3,108
Impairment loss on property, plant and equipment and project assets	67,613	58,969							58,969
Government grant for the acquisition of land use rights and property, plant and equipment	28,727	28,216							28,216
Timing difference for revenue recognition of retainage contract	33,314	50,376							50,376
Unrealized profit	91,049	75,352							75,352
Others	8,614	9,744							9,744
Deferred tax assets	849,709	817,875							817,875
Temporary differences:
Capitalized interest	(23,165)	(24,399)							(24,399)
Deferred tax liabilities	(23,165)	(24,399)							(24,399)
Less: valuation allowance	(367,761)	(373,793)							(373,793)
Deferred tax assets-net	458,783	419,683							419,683
Deferred tax assets are analyzed as:
Current		138,080							138,080
Non-Current	481,948	306,002							306,002
Total	481,948	444,082							444,082
Deferred tax liability are analyzed as:
Non-Current	(23,165)	(24,399)							(24,399)
Deferred tax liabilities	(23,165)	(24,399)							(24,399)
Deferred tax assets-net	458,783	419,683							¥ 419,683
China
Components of income/(loss) before income taxes
Income/(loss) before income taxes	482,615	1,069,822	900,788
Income tax expenses:
Total current income tax expense	(131,949)	(189,749)	(250,662)
Total deferred tax benefit	¥ 38,324	78,726	96,648
Hong Kong SAR
Income taxes
Corporation tax rate (as a percent)	16.50%
Income tax expenses:
Total income tax expenses	¥ 0
United States
Income taxes
Corporation tax rate (as a percent)	35.00%
United States | California
Income taxes
State income tax rate (as a percent)	8.84%
Germany
Income taxes
Corporation tax rate (as a percent)	15.00%
Effective income tax rate (as a percent)	29.55%
Solidarity surcharge tax rate (as a percent)	5.50%
Trade income tax rate (as a percent)	13.72%
Japan
Income taxes
Corporation tax rate (as a percent)	35.64%
Australia
Income taxes
Corporation tax rate (as a percent)	30.00%
Malaysia
Income taxes
Corporation tax rate (as a percent)	24.00%
Vietnam
Income taxes
Corporation tax rate (as a percent)	20.00%
Cayman Islands
Components of income/(loss) before income taxes
Income/(loss) before income taxes	¥ (176,740)	234,621	114,470
Other foreign countries
Components of income/(loss) before income taxes
Income/(loss) before income taxes	92,720	(461,532)	(243,456)
Income tax expenses:
Total current income tax expense	(5,621)	(17,896)	¥ (3,318)
Total deferred tax benefit	776	¥ 5,618
JingAo Solar Co., Ltd. ("JA Hebei")
Income taxes
Dividend declared					¥ 107,804								¥ 107,804
JingAo Solar Co., Ltd. ("JA Hebei") | China
Income taxes
Preferential income tax rate as an ANTE										15.00%			15.00%
JingAo Solar Co., Ltd. ("JA Hebei") | China | Subsequent tax period
Income taxes
Preferential income tax rate as an ANTE								15.00%
JA Solar Technology Yangzhou Co., Ltd. ("JA Yangzhou") | China
Income taxes
Preferential income tax rate as an ANTE							15.00%		15.00%			15.00%
Dividend declared	¥ 210,637
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. ("JA Lianyungang") | China
Income taxes
Preferential income tax rate as an ANTE							15.00%		15.00%			15.00%
Shanghai JA Solar Technology Co., Ltd. ("JA Fengxian") | China
Income taxes
Preferential income tax rate as an ANTE							15.00%		15.00%			15.00%
Donghai JA Solar Technology Co., Ltd. ("JA Wafer R&D") | China
Income taxes
Preferential income tax rate as an ANTE											15.00%
Donghai JA Solar Technology Co., Ltd. ("JA Wafer R&D") | China | Subsequent tax period
Income taxes
Preferential income tax rate as an ANTE								15.00%
JA Hefei Technology | China | Subsequent tax period
Income taxes
Preferential income tax rate as an ANTE								15.00%
Dunhuang JA Solar Power Development Co., Ltd. ("JA Dunhuang")
Income taxes
Reduction of FEIT by 50% following exemption period	3 years
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
Jiuzhou Fangyuan New Energy (Xinjiang) Co., Ltd
Income taxes
Reduction of FEIT by 50% following exemption period	3 years
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
Jingneng New Energy Development (Lincheng) Co., Ltd. ("Lincheng Jingneng")
Income taxes
Reduction of FEIT by 50% following exemption period	3 years
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
JA Solar PV Electric (Linzhou) Co., Ltd
Income taxes
Reduction of FEIT by 50% following exemption period	3 years
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
JA Solar PV Electric (Datong) Co., Ltd
Income taxes
Reduction of FEIT by 50% following exemption period	3 years
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
JA Solar PV Electric (Hefei) Co., Ltd
Income taxes
Reduction of FEIT by 50% following exemption period	3 years
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
JA Solar PV Electric (Yanchi) Co,. Ltd. ("JA Yanchi")
Income taxes
Reduction of FEIT by 50% following exemption period	3 years
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
JA Solar PV Electric (Jarud) Co., Ltd
Income taxes
Reduction of FEIT by 50% following exemption period	3 years
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
JA Solar New Energy Electric (Chifeng) Co., Ltd
Income taxes
Reduction of FEIT by 50% following exemption period	3 years
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
JA Xingtai Solar Technology Co., Ltd | China
Income taxes
Preferential income tax rate as an ANTE							15.00%
JA Solar PV Electric(Xingtai) Co.,Ltd
Income taxes
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
JA Solar PV Electric (Shexian) Co,. Ltd.
Income taxes
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
JA Solar PV Electric (Laiwu) Co., Ltd
Income taxes
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
Jingneng PV Electric (Zhengding) Co., Ltd
Income taxes
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
Jingneng Solar PV Electric (Daqing) Co., Ltd.
Income taxes
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
Jingneng New Energy Development (Renxian) Co., Ltd.
Income taxes
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
Solar power plant
Income taxes
Uniform tax rate (as a percent)	25.00%
Reduction of FEIT by 50% following exemption period	3 years
Reduction of FEIT for 3 years following exemption period (as a percent)	50.00%
Tax reduction, percentage effective rate (in percent)	12.50%